Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of financing and interest

	Years Ended December 31
	2017	2016
Interest on bank loan	$11,439	$12,860
Interest on long-term notes	89,043	90,825
Non-cash financing	4,474	4,340
Accretion on asset retirement obligations (note 11)	8,682	6,174
Financing and interest	$113,638	$114,199